EQUITY ACCOUNTED INVESTMENTS - Schedule of Assets and Liabilities of Joint Ventures and Associates (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investments [line items]
Non-current assets	$ 94,482	$ 122,536
Non-current liabilities	42,672	61,078
Carrying value	19,547	19,435	$ 19,943
Associates
Investments [line items]
Current assets	14	64
Non-current assets	419	552
Current liabilities	2	22
Non-current liabilities	0	80
Net assets	431	514
Carrying value	244	293
Associates | LP Investments
Investments [line items]
Current assets	14	64
Non-current assets	419	552
Current liabilities	2	22
Non-current liabilities	0	80
Net assets	431
Carrying value	244	293
Total for all joint ventures
Investments [line items]
Current assets	3,360	4,664
Non-current assets	84,042	71,532
Current liabilities	10,929	10,234
Non-current liabilities	25,664	26,083
Net assets	50,809	39,879
Carrying value	19,303	19,142
Total for all joint ventures | Office
Investments [line items]
Current assets	1,830	2,314
Non-current assets	46,485	33,623
Current liabilities	5,222	4,847
Non-current liabilities	14,455	13,867
Net assets	28,638	17,223
Carrying value	8,869	8,199
Total for all joint ventures | Retail
Investments [line items]
Current assets	815	723
Non-current assets	34,140	33,554
Current liabilities	3,571	5,355
Non-current liabilities	10,442	9,047
Net assets	20,942	19,875
Carrying value	9,823	9,501
Total for all joint ventures | LP Investments
Investments [line items]
Current assets	715	1,627
Non-current assets	3,417	4,355
Current liabilities	2,136	32
Non-current liabilities	767	3,169
Net assets	1,229	2,781
Carrying value	611	1,442
Total for all joint ventures | Associates
Investments [line items]
Current assets	3,374	4,728
Non-current assets	84,461	72,084
Current liabilities	10,931	10,256
Non-current liabilities	25,664	26,163
Net assets	51,240	40,393
Carrying value	$ 19,547	$ 19,435